Risk Management - Disclosure of macroeconomic variables used in the calculation of ECL and Scenario probability weighting (Details)	Dec. 31, 2024	Dec. 31, 2023
Baseline
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	32.50%	32.40%
Baseline | United Kingdom | GDP | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.00%	0.50%
Baseline | United Kingdom | GDP | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.40%	0.30%
Baseline | United Kingdom | GDP | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.50%	1.20%
Baseline | United Kingdom | GDP | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.60%	1.60%
Baseline | United Kingdom | GDP | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.50%	1.60%
Baseline | United Kingdom | GDP | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.40%	1.10%
Baseline | United Kingdom | GDP | Five year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.40%	1.10%
Baseline | United Kingdom | Unemployment | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.30%	4.20%
Baseline | United Kingdom | Unemployment | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.40%	4.70%
Baseline | United Kingdom | Unemployment | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.50%	4.70%
Baseline | United Kingdom | Unemployment | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.40%	4.80%
Baseline | United Kingdom | Unemployment | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.40%	5.00%
Baseline | United Kingdom | Unemployment | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.40%	4.70%
Baseline | United Kingdom | Unemployment | Five year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.40%	4.70%
Baseline | United Kingdom | HPI | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.80%	(3.30%)
Baseline | United Kingdom | HPI | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.30%	(5.10%)
Baseline | United Kingdom | HPI | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.60%	0.70%
Baseline | United Kingdom | HPI | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.50%	3.10%
Baseline | United Kingdom | HPI | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.00%	5.30%
Baseline | United Kingdom | HPI | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.00%	0.10%
Baseline | United Kingdom | HPI | Five year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.00%	0.10%
Baseline | United Kingdom | Bank rate | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.10%	4.70%
Baseline | United Kingdom | Bank rate | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.30%	4.90%
Baseline | United Kingdom | Bank rate | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.00%	4.10%
Baseline | United Kingdom | Bank rate | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.00%	3.80%
Baseline | United Kingdom | Bank rate | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.80%	3.50%
Baseline | United Kingdom | Bank rate | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.20%	4.20%
Baseline | United Kingdom | Bank rate | Five year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.20%	4.20%
Baseline | United States | GDP | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.70%	2.40%
Baseline | United States | GDP | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.00%	1.30%
Baseline | United States | GDP | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.00%	1.70%
Baseline | United States | GDP | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.00%	1.90%
Baseline | United States | GDP | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.00%	1.90%
Baseline | United States | GDP | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.20%	1.80%
Baseline | United States | GDP | Five year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.20%	1.80%
Baseline | United States | Unemployment | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.10%	3.70%
Baseline | United States | Unemployment | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.30%	4.30%
Baseline | United States | Unemployment | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.20%	4.30%
Baseline | United States | Unemployment | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.20%	4.30%
Baseline | United States | Unemployment | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.20%	4.30%
Baseline | United States | Unemployment | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.20%	4.20%
Baseline | United States | Unemployment | Five year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.20%	4.20%
Baseline | United States | HPI | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	6.50%	5.40%
Baseline | United States | HPI | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.60%	3.40%
Baseline | United States | HPI | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.70%	3.00%
Baseline | United States | HPI | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.00%	3.30%
Baseline | United States | HPI | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.00%	3.30%
Baseline | United States | HPI | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.50%	3.70%
Baseline | United States | HPI | Five year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.50%	3.70%
Baseline | United States | Federal funds rate | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.10%	5.10%
Baseline | United States | Federal funds rate | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.10%	5.00%
Baseline | United States | Federal funds rate | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.00%	3.90%
Baseline | United States | Federal funds rate | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.80%	3.80%
Baseline | United States | Federal funds rate | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.80%	3.80%
Baseline | United States | Federal funds rate | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.20%	4.30%
Baseline | United States | Federal funds rate | Five year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.20%	4.30%
Downside 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	8.60%	10.80%
Downside 2 | United Kingdom | GDP | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.00%	0.50%
Downside 2 | United Kingdom | GDP | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(2.30%)	(1.50%)
Downside 2 | United Kingdom | GDP | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(1.30%)	(2.60%)
Downside 2 | United Kingdom | GDP | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.60%	2.40%
Downside 2 | United Kingdom | GDP | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.30%	1.60%
Downside 2 | United Kingdom | GDP | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(2.90%)	(4.10%)
Downside 2 | United Kingdom | GDP | Five year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.50%	0.10%
Downside 2 | United Kingdom | Unemployment | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.30%	4.20%
Downside 2 | United Kingdom | Unemployment | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	6.20%	5.20%
Downside 2 | United Kingdom | Unemployment | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	8.10%	7.90%
Downside 2 | United Kingdom | Unemployment | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	6.60%	6.30%
Downside 2 | United Kingdom | Unemployment | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.50%	5.50%
Downside 2 | United Kingdom | Unemployment | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	8.40%	8.30%
Downside 2 | United Kingdom | Unemployment | Five year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	6.10%	5.80%
Downside 2 | United Kingdom | HPI | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.80%	(3.30%)
Downside 2 | United Kingdom | HPI | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(24.80%)	(19.30%)
Downside 2 | United Kingdom | HPI | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(5.20%)	(16.80%)
Downside 2 | United Kingdom | HPI | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	10.00%	14.50%
Downside 2 | United Kingdom | HPI | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	14.60%	12.40%
Downside 2 | United Kingdom | HPI | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(26.80%)	(35.00%)
Downside 2 | United Kingdom | HPI | Five year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(1.60%)	(3.50%)
Downside 2 | United Kingdom | Bank rate | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.10%	4.70%
Downside 2 | United Kingdom | Bank rate | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.50%	6.60%
Downside 2 | United Kingdom | Bank rate | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.70%	1.30%
Downside 2 | United Kingdom | Bank rate | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.60%	1.00%
Downside 2 | United Kingdom | Bank rate | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.10%	1.00%
Downside 2 | United Kingdom | Bank rate | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.30%	8.50%
Downside 2 | United Kingdom | Bank rate | Five year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.40%	2.90%
Downside 2 | United States | GDP | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.70%	2.40%
Downside 2 | United States | GDP | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(1.30%)	(0.60%)
Downside 2 | United States | GDP | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(1.30%)	(2.00%)
Downside 2 | United States | GDP | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.30%	3.10%
Downside 2 | United States | GDP | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.90%	2.00%
Downside 2 | United States | GDP | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(2.10%)	(1.70%)
Downside 2 | United States | GDP | Five year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.20%	0.90%
Downside 2 | United States | Unemployment | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.10%	3.70%
Downside 2 | United States | Unemployment | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.80%	5.20%
Downside 2 | United States | Unemployment | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	7.20%	7.20%
Downside 2 | United States | Unemployment | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	6.20%	5.90%
Downside 2 | United States | Unemployment | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.50%	5.20%
Downside 2 | United States | Unemployment | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	7.50%	7.50%
Downside 2 | United States | Unemployment | Five year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.80%	5.40%
Downside 2 | United States | HPI | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	6.50%	5.40%
Downside 2 | United States | HPI | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(8.00%)	(6.50%)
Downside 2 | United States | HPI | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(0.70%)	(5.70%)
Downside 2 | United States | HPI | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.20%	7.20%
Downside 2 | United States | HPI | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.00%	6.40%
Downside 2 | United States | HPI | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(4.00%)	(7.60%)
Downside 2 | United States | HPI | Five year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.20%	1.20%
Downside 2 | United States | Federal funds rate | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.10%	5.10%
Downside 2 | United States | Federal funds rate | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.50%	6.30%
Downside 2 | United States | Federal funds rate | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.60%	1.80%
Downside 2 | United States | Federal funds rate | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.80%	1.50%
Downside 2 | United States | Federal funds rate | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.50%	1.50%
Downside 2 | United States | Federal funds rate | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.30%	8.50%
Downside 2 | United States | Federal funds rate | Five year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.10%	3.20%
Downside 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	14.70%	18.30%
Downside 1 | United Kingdom | GDP | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.00%	0.50%
Downside 1 | United Kingdom | GDP | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(0.50%)	(0.60%)
Downside 1 | United Kingdom | GDP | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.10%	(0.70%)
Downside 1 | United Kingdom | GDP | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.10%	2.00%
Downside 1 | United Kingdom | GDP | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.90%	1.60%
Downside 1 | United Kingdom | GDP | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.20%	(1.30%)
Downside 1 | United Kingdom | GDP | Five year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.90%	0.60%
Downside 1 | United Kingdom | Unemployment | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.30%	4.20%
Downside 1 | United Kingdom | Unemployment | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.30%	4.90%
Downside 1 | United Kingdom | Unemployment | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	6.30%	6.30%
Downside 1 | United Kingdom | Unemployment | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.50%	5.60%
Downside 1 | United Kingdom | Unemployment | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.00%	5.20%
Downside 1 | United Kingdom | Unemployment | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	6.50%	6.50%
Downside 1 | United Kingdom | Unemployment | Five year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.30%	5.20%
Downside 1 | United Kingdom | HPI | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.80%	(3.30%)
Downside 1 | United Kingdom | HPI | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(11.60%)	(12.40%)
Downside 1 | United Kingdom | HPI | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(1.80%)	(8.30%)
Downside 1 | United Kingdom | HPI | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	7.20%	8.70%
Downside 1 | United Kingdom | HPI | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	8.70%	8.80%
Downside 1 | United Kingdom | HPI | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(11.30%)	(22.50%)
Downside 1 | United Kingdom | HPI | Five year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.80%	(1.70%)
Downside 1 | United Kingdom | Bank rate | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.10%	4.70%
Downside 1 | United Kingdom | Bank rate | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.90%	5.80%
Downside 1 | United Kingdom | Bank rate | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.90%	2.70%
Downside 1 | United Kingdom | Bank rate | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.30%	2.50%
Downside 1 | United Kingdom | Bank rate | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.40%	2.30%
Downside 1 | United Kingdom | Bank rate | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.30%	6.80%
Downside 1 | United Kingdom | Bank rate | Five year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.30%	3.60%
Downside 1 | United States | GDP | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.70%	2.40%
Downside 1 | United States | GDP | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.30%	0.30%
Downside 1 | United States | GDP | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.40%	(0.20%)
Downside 1 | United States | GDP | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.70%	2.50%
Downside 1 | United States | GDP | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.40%	1.90%
Downside 1 | United States | GDP | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.40%	0.60%
Downside 1 | United States | GDP | Five year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.70%	1.40%
Downside 1 | United States | Unemployment | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.10%	3.70%
Downside 1 | United States | Unemployment | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.10%	4.70%
Downside 1 | United States | Unemployment | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.70%	5.80%
Downside 1 | United States | Unemployment | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.20%	5.10%
Downside 1 | United States | Unemployment | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.90%	4.80%
Downside 1 | United States | Unemployment | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.90%	5.90%
Downside 1 | United States | Unemployment | Five year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.00%	4.80%
Downside 1 | United States | HPI | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	6.50%	5.40%
Downside 1 | United States | HPI | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(2.70%)	(1.70%)
Downside 1 | United States | HPI | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.00%	(1.40%)
Downside 1 | United States | HPI | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.10%	5.20%
Downside 1 | United States | HPI | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.50%	4.80%
Downside 1 | United States | HPI | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.10%	0.40%
Downside 1 | United States | HPI | Five year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.40%	2.40%
Downside 1 | United States | Federal funds rate | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.10%	5.10%
Downside 1 | United States | Federal funds rate | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.40%	5.70%
Downside 1 | United States | Federal funds rate | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.30%	2.90%
Downside 1 | United States | Federal funds rate | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.30%	2.80%
Downside 1 | United States | Federal funds rate | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.70%	2.80%
Downside 1 | United States | Federal funds rate | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.30%	6.80%
Downside 1 | United States | Federal funds rate | Five year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.20%	3.90%
Upside 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	17.40%	13.80%
Upside 2 | United Kingdom | GDP | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.00%	0.50%
Upside 2 | United Kingdom | GDP | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.00%	2.40%
Upside 2 | United Kingdom | GDP | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.70%	3.70%
Upside 2 | United Kingdom | GDP | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.90%	2.90%
Upside 2 | United Kingdom | GDP | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.40%	2.40%
Upside 2 | United Kingdom | GDP | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	15.00%	13.40%
Upside 2 | United Kingdom | GDP | Five year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.60%	2.40%
Upside 2 | United Kingdom | Unemployment | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.30%	4.20%
Upside 2 | United Kingdom | Unemployment | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.80%	3.90%
Upside 2 | United Kingdom | Unemployment | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.40%	3.50%
Upside 2 | United Kingdom | Unemployment | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.50%	3.60%
Upside 2 | United Kingdom | Unemployment | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.50%	3.60%
Upside 2 | United Kingdom | Unemployment | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.40%	3.50%
Upside 2 | United Kingdom | Unemployment | Five year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.70%	3.70%
Upside 2 | United Kingdom | HPI | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.80%	(3.30%)
Upside 2 | United Kingdom | HPI | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	11.90%	7.80%
Upside 2 | United Kingdom | HPI | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	8.40%	7.60%
Upside 2 | United Kingdom | HPI | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.10%	4.50%
Upside 2 | United Kingdom | HPI | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.10%	5.60%
Upside 2 | United Kingdom | HPI | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	36.30%	23.80%
Upside 2 | United Kingdom | HPI | Five year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	6.40%	4.40%
Upside 2 | United Kingdom | Bank rate | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.10%	4.70%
Upside 2 | United Kingdom | Bank rate | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.90%	4.30%
Upside 2 | United Kingdom | Bank rate | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.90%	2.70%
Upside 2 | United Kingdom | Bank rate | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.80%	2.50%
Upside 2 | United Kingdom | Bank rate | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.80%	2.50%
Upside 2 | United Kingdom | Bank rate | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.80%	2.50%
Upside 2 | United Kingdom | Bank rate | Five year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.50%	3.30%
Upside 2 | United States | GDP | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.70%	2.40%
Upside 2 | United States | GDP | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.80%	2.80%
Upside 2 | United States | GDP | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.10%	3.10%
Upside 2 | United States | GDP | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.80%	2.80%
Upside 2 | United States | GDP | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.80%	2.80%
Upside 2 | United States | GDP | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	14.90%	15.10%
Upside 2 | United States | GDP | Five year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.90%	2.80%
Upside 2 | United States | Unemployment | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.10%	3.70%
Upside 2 | United States | Unemployment | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.80%	3.50%
Upside 2 | United States | Unemployment | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.50%	3.60%
Upside 2 | United States | Unemployment | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.50%	3.60%
Upside 2 | United States | Unemployment | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.50%	3.60%
Upside 2 | United States | Unemployment | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.50%	3.40%
Upside 2 | United States | Unemployment | Five year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.70%	3.60%
Upside 2 | United States | HPI | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	6.50%	5.40%
Upside 2 | United States | HPI | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	6.20%	6.10%
Upside 2 | United States | HPI | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.70%	4.30%
Upside 2 | United States | HPI | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.80%	4.50%
Upside 2 | United States | HPI | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.90%	4.60%
Upside 2 | United States | HPI | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	30.10%	27.40%
Upside 2 | United States | HPI | Five year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.40%	5.00%
Upside 2 | United States | Federal funds rate | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.10%	5.10%
Upside 2 | United States | Federal funds rate | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.70%	4.30%
Upside 2 | United States | Federal funds rate | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.30%	2.90%
Upside 2 | United States | Federal funds rate | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.10%	2.80%
Upside 2 | United States | Federal funds rate | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.80%	2.80%
Upside 2 | United States | Federal funds rate | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.80%	2.80%
Upside 2 | United States | Federal funds rate | Five year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.60%	3.60%
Upside 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	26.80%	24.70%
Upside 1 | United Kingdom | GDP | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.00%	0.50%
Upside 1 | United Kingdom | GDP | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.20%	1.40%
Upside 1 | United Kingdom | GDP | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.60%	2.50%
Upside 1 | United Kingdom | GDP | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.20%	2.30%
Upside 1 | United Kingdom | GDP | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.00%	2.00%
Upside 1 | United Kingdom | GDP | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	11.60%	9.60%
Upside 1 | United Kingdom | GDP | Five year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.00%	1.70%
Upside 1 | United Kingdom | Unemployment | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.30%	4.20%
Upside 1 | United Kingdom | Unemployment | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.10%	4.30%
Upside 1 | United Kingdom | Unemployment | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.00%	4.10%
Upside 1 | United Kingdom | Unemployment | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.00%	4.20%
Upside 1 | United Kingdom | Unemployment | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.00%	4.30%
Upside 1 | United Kingdom | Unemployment | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.90%	3.90%
Upside 1 | United Kingdom | Unemployment | Five year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.00%	4.20%
Upside 1 | United Kingdom | HPI | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.80%	(3.30%)
Upside 1 | United Kingdom | HPI | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	7.60%	1.20%
Upside 1 | United Kingdom | HPI | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.90%	4.10%
Upside 1 | United Kingdom | HPI | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.80%	3.80%
Upside 1 | United Kingdom | HPI | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.50%	5.40%
Upside 1 | United Kingdom | HPI | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	25.90%	11.50%
Upside 1 | United Kingdom | HPI | Five year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.70%	2.20%
Upside 1 | United Kingdom | Bank rate | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.10%	4.70%
Upside 1 | United Kingdom | Bank rate | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.10%	4.60%
Upside 1 | United Kingdom | Bank rate | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.50%	3.40%
Upside 1 | United Kingdom | Bank rate | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.40%	3.30%
Upside 1 | United Kingdom | Bank rate | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.30%	3.00%
Upside 1 | United Kingdom | Bank rate | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.30%	3.00%
Upside 1 | United Kingdom | Bank rate | Five year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.90%	3.80%
Upside 1 | United States | GDP | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.70%	2.40%
Upside 1 | United States | GDP | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.40%	2.00%
Upside 1 | United States | GDP | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.60%	2.40%
Upside 1 | United States | GDP | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.40%	2.40%
Upside 1 | United States | GDP | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.40%	2.40%
Upside 1 | United States | GDP | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	12.80%	12.30%
Upside 1 | United States | GDP | Five year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.50%	2.30%
Upside 1 | United States | Unemployment | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.10%	3.70%
Upside 1 | United States | Unemployment | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.00%	3.90%
Upside 1 | United States | Unemployment | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.90%	3.90%
Upside 1 | United States | Unemployment | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.90%	4.00%
Upside 1 | United States | Unemployment | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.90%	4.00%
Upside 1 | United States | Unemployment | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.80%	3.50%
Upside 1 | United States | Unemployment | Five year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.90%	3.90%
Upside 1 | United States | HPI | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	6.50%	5.40%
Upside 1 | United States | HPI | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.40%	4.70%
Upside 1 | United States | HPI | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.70%	3.70%
Upside 1 | United States | HPI | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.90%	3.90%
Upside 1 | United States | HPI | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.90%	3.90%
Upside 1 | United States | HPI | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	24.40%	23.50%
Upside 1 | United States | HPI | Five year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.50%	4.30%
Upside 1 | United States | Federal funds rate | Not more than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.10%	5.10%
Upside 1 | United States | Federal funds rate | One to two years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.00%	4.70%
Upside 1 | United States | Federal funds rate | Two to three years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.80%	3.50%
Upside 1 | United States | Federal funds rate | Three to four years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.60%	3.30%
Upside 1 | United States | Federal funds rate | Four to five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.30%	3.30%
Upside 1 | United States | Federal funds rate | Specific bases
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	3.30%	3.30%
Upside 1 | United States | Federal funds rate | Five year averages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.00%	4.00%